Net debt	12 Months Ended
Jun. 30, 2022
Text block [abstract]
Net debt
20    Net debt
The Group seeks to maintain a strong balance sheet and deploys its capital with reference to the Capital Allocation Framework.
The Group monitors capital using the net debt balance and the gearing ratio, being the ratio of net debt to net debt plus net assets.
The net debt definition includes the fair value of derivative financial instruments used to hedge cash and borrowings which reflects the Group’s risk management strategy of reducing the volatility of net debt caused by fluctuations in foreign exchange and interest rates.
Under IFRS 16/AASB16 ‘Leases’, vessel lease contracts are required to be remeasured at each reporting date to the prevailing freight index. While these liabilities are included in the Group interest bearing liabilities, they are excluded from the net debt calculation as they do not align with how the Group assesses net debt for decision making in relation to the Capital Allocation Framework. In addition, the freight index has historically been volatile which creates significant short-term fluctuation in these liabilities.

	2022		2021
US$M	Current	Non-current	Current	Non-current
Interest bearing liabilities
Bank loans	397	2,075	437	1,823
Notes and debentures	1,690	9,673	1,244	13,525
Lease liabilities	519	2,057	889	3,007
Bank overdraft and short-term borrowings	–	–	–	–
Other	16	1	58	–

Total interest bearing liabilities	2,622	13,806	2,628	18,355

Less: Lease liability associated with index-linked freight contracts	113	161	346	679

Less: Cash and cash equivalents
Cash	5,728	–	4,408	–
Short-term deposits	11,508	–	10,838	–

Less: Total cash and cash equivalents	17,236	–	15,246	–

Less: Derivatives included in net debt
Net debt management related instruments 1	(358)	(1,330)	20	537
Net cash management related instruments 2	273	–	34	–

Less: Total derivatives included in net debt	(85)	(1,330)	54	537

Net debt		333		4,121

Net assets		48,766		55,605

Gearing		0.7%		6.9%

1	Represents the net cross currency and interest rate swaps designated as effective hedging instruments included within current and non-current other financial assets and liabilities.

2	Represents the net forward exchange contracts included within current and non-current other financial assets and liabilities.
Cash and short-term deposits are disclosed in the cash flow statement net of bank overdrafts and interest bearing liabilities at call.

	2022	2021	2020
	US$M	US$M	US$M
Total cash and cash equivalents	17,236	15,246	13,426
Bank overdrafts and short-term borrowings	–	–	–

Total cash and cash equivalents, net of overdrafts	17,236	15,246	13,426

Cash and cash equivalents includes US$127 million (2021: US$159 million) restricted by legal or contractual arrangements.
Recognition and measurement
Cash and short-term deposits in the balance sheet comprise cash at bank and on hand and highly liquid cash deposits with short-term maturities that are readily convertible to known amounts of cash with insignificant risk of change in value. The Group considers that the carrying value of cash and cash equivalents approximate fair value due to their short-term to maturity. Refer to note 21 ‘Leases’ and note 23 ‘Financial risk management’ for the recognition and measurement principles for lease liabilities and other financial liabilities.

Interest bearing liabilities and cash and cash equivalents include balances denominated in the following currencies:

	Interest bearing liabilities		Cash and cash equivalents
	2022	2021	2022	2021
	US$M	US$M	US$M	US$M
USD	8,813	11,146	7,654	12,003
EUR	3,463	4,505	2,656	4
GBP	2,621	3,415	30	32
AUD	783	1,053	3,360	573
CAD	584	635	3,437	2,455
Other	164	229	99	179

Total	16,428	20,983	17,236	15,246

The Group enters into derivative transactions to convert the majority of its exposures above into US dollars. Further information on the Group’s risk management activities relating to these balances is provided in note 23 ‘Financial risk management’.
Liquidity risk
The Group’s liquidity risk arises from the possibility that it may not be able to settle or meet its obligations as they fall due and is managed as part of the portfolio risk management strategy. Operational, capital and regulatory requirements are considered in the management of liquidity risk, in conjunction with short-term and long-term forecast information.
Recognising the cyclical volatility of operating cash flows, the Group has defined minimum target cash and liquidity buffers to be maintained to mitigate liquidity risk and support operations through the cycle.
The Group’s strong credit profile, diversified funding sources, its minimum cash buffer and its committed credit facilities ensure that sufficient liquid funds are maintained to meet its daily cash requirements.
The Group’s Moody’s credit rating has remained at
A2/P-1
outlook stable (long-term/short-term) throughout FY2022 and Moody’s affirmed its credit rating on 2 June 2022. The Group’s Standard & Poor’s rating changed from
A/A-1
outlook stable (long-term/short-term) to
A/A-1
CreditWatch negative (long-term/short-term) on 23 August 2021 following the announcement of the proposed merger of our petroleum business with Woodside. Upon completion of the merger, on 1 June 2022 Standard & Poor’s lowered the Group’s long-term credit rating by one notch, removed the credit rating from CreditWatch, and confirmed a credit rating of A-/A-1 outlook stable (long-term/short-term).
There were no defaults on the Group’s liabilities during the period.
Counterparty risk
The Group is exposed to credit risk from its financing activities, including short-term cash investments such as deposits with banks and derivative contracts. This risk is managed by Group Treasury in line with the counterparty risk framework, which aims to minimise the exposure to a counterparty and mitigate the risk of financial loss through counterparty failure.
Exposure to counterparties is monitored at a Group level across all products and includes exposure with derivatives and cash investments.
Investments and derivatives are only transacted with approved counterparties who have been assigned specific limits based on a quantitative credit risk model. These limits are updated at least bi-annually.
Additionally, derivatives are subject to tenor limits and investments are subject to concentration limits by rating.
Derivative fair values are inclusive of valuation adjustments that take into account both the counterparty and the Group’s risk of default.
Standby arrangements and unused credit facilities
The Group’s committed revolving credit facility operates as a back-stop to the Group’s uncommitted commercial paper program. The combined amount drawn under the facility or as commercial paper will not exceed US$5.5 billion. As at 30 June 2022, US$ nil commercial paper was drawn (2021: US$ nil). The facility was amended in November 2021 for IBOR transition and
is due to mature on 10 October 2026.
A commitment fee is payable on the undrawn balance and interest is payable on any drawn balance comprising a reference rate plus a margin. The agreed margins are typical for a credit facility extended to a company with the Group’s credit rating.
Maturity profile of financial liabilities
The maturity profile of the Group’s financial liabilities based on the undiscounted contractual amounts, taking into account the derivatives related to debt, is as follows:

2022 US$M	Bank loans, debentures and other loans	Expected future interest payments	Derivatives related to debentures	Other derivatives	Obligations under lease liabilities	Trade and other payables 1	Total
Due for payment:
In one year or less or on demand	2,109	492	525	221	579	6,608	10,534
In more than one year but not more than two years	1,634	427	300	112	443	–	2,916
In more than two years but not more than five years	2,609	1,032	492	246	936	–	5,315
In more than five years	7,550	3,705	1,467	245	1,470	–	14,437

Total	13,902	5,656	2,784	824	3,428	6,608	33,202

Carrying amount	13,852	–	1,824	752	2,576	6,608	25,612

2021 US$M	Bank loans, debentures and other loans	Expected future interest payments	Derivatives related to debentures	Other derivatives	Obligations under lease liabilities	Trade and other payables 1	Total
Due for payment:
In one year or less or on demand	1,722	729	61	149	980	6,851	10,492
In more than one year but not more than two years	2,278	661	267	80	680	–	3,966
In more than two years but not more than five years	4,062	1,492	256	240	1,397	–	7,447
In more than five years	7,801	4,136	585	317	1,842	–	14,681

Total	15,863	7,018	1,169	786	4,899	6,851	36,586

Carrying amount	17,087	–	586	690	3,896	6,851	29,110

1	Excludes input taxes of US$79 million (2021: US$176 million) included in other payables. Refer to note 9 ‘Trade and other payables’.